Equity Investment in Micronet (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2023	Mar. 31, 2023	Oct. 06, 2022	May 09, 2021	Mar. 31, 2021	Nov. 13, 2019
Equity Investment in Micronet (Details) [Line Items]
Issued and outstanding percentage								50.31%
Ownership interest was diluted percentage							49.88%
Recognized loss amount (in Dollars)			$ 1,934
Loss of control of micronet, description	Pursuant to the offering, Micronet sold an aggregate number of 18,400 securities units (the “Units”) at a price of 14.6 NIS per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of 26,864,000 NIS (approximately $8,290,000) in the Offering.
Debt conversion, description		The Company did not participate in the Offering, and, as a result, the Company’s ownership interest was further diluted to 31.47% of the outstanding ordinary shares of Micronet and 30.54% on a fully diluted basis as of December 31, 2022.
Convertible loan agreement (in Dollars)									$ 500,000
Convertible loan bears interest rate					27.00%	5.00%			3.95%
Aggregate amount (in Dollars)				$ 175
Loss of Control of Micronet [Member]
Equity Investment in Micronet (Details) [Line Items]
Issued and outstanding percentage								0.38%
Loss of control of micronet, description	Pursuant to the convertible loan agreement, Micronet also agreed to issue the Company an option to purchase one of Micronet’s ordinary shares for each ordinary share that it issued as a result of a conversion of the Convertible Loan at an exercise price of 0.60 NIS per share, exercisable for a period of 15 months. On July 5, 2020, the Company had a reverse split where the price of the Convertible Loan changed from 0.08 NIS per Micronet share into 5.7 NIS per Micronet share. The option’s exercise price changed from 0.6 NIS per share to 9 NIS per Micronet share.